Fair value measurements - Geographic allocations of trading assets related to government, agency and municipal securities (Detail) - Government, agency and municipal securities [Member] - JPY (¥)
¥ in Billions
		Sep. 30, 2025	Mar. 31, 2025
Fair value, concentration of credit risk [Line items]
Trading assets	[1]	¥ 11,094	¥ 9,650
Japan [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		3,392	2,896
U.S. [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		3,362	2,629
EU & U.K. [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		2,939	2,655
Other [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		¥ 1,401	¥ 1,470

[1]	Other than above, there were ¥313 billion and ¥501 billion of government, agency and municipal securities reported within Other assets—Non-trading debt securities in the consolidated balance sheets as of March 31, 2025 and September 30, 2025, respectively. These securities are primarily Japanese government, agency and municipal securities.